United
                    Government
                    Securities
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    -------------------------------------------
                    For the six months ended September 30, 1999

This report is submitted for the general information of the shareholders of United Government Securities Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Government Securities Fund, Inc. current prospectus.

PRESIDENT'S LETTER
SEPTEMBER 30, 1999



Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. I especially want to express our appreciation for your confidence during our conversion to a new shareholder accounting system. During this period some of you may have experienced delays in reaching our home office shareholder services staff and we apologize for any inconvenience and frustration you experienced.

Our conversion is now complete. Our new system complies with all of the date requirements for the new millennium. It has the capacity to handle our growing business and its modern structure will allow us to expand our services available to you. We have also added to our telephone line capacity and have doubled the size of our shareholder services staff. We are committed to the goal of providing the best service possible to our shareholders.

With respect to your investment program, while it is impossible to predict the future of the markets, there are some basic principles that we stand by that can help investors achieve their financial goals.

 . Work with your financial advisor to develop a comprehensive financial plan.
  A comprehensive plan can help you pinpoint your financial objectives and identify specific strategies for turning your financial dreams into reality. A financial plan can also help ensure that your investment portfolio is appropriately diversified. It can be one of the best ways to plan for your financial future.
 . Review your financial plan regularly.  Financial planning is an ongoing process that requires periodic reviews to adapt to life's changes.
 . Make regular investments and adopt a long-term investment view. Over the long term, regular contributions to your investments can smooth out the bumps of volatility and enable investors to take advantage of the power of compounding.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Your financial advisor is ready to assist you in completing your comprehensive financial plan to reach the financial goals that are most important to you.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues, please contact your financial advisor or your local Waddell & Reed office. Again, thank you for your continued confidence.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY
-------------------------------------------------------------
United Government Securities Fund, Inc.

PORTFOLIO STRATEGY:
Long-term U.S. Government  OBJECTIVE:   To seek as high a current
Securities                              income as is consistent
                                        with safety of principal.  (Fund shares
                                        are not
Short-term U.S. Government              guaranteed by the
Securities                              U.S. Government or any
                                        government agency.
Intermediate-term U.S.                  Fund share value and
Government Securities                   yield will fluctuate due to changing
                                        interest rates or other market
                                        conditions and the investor may
                                        experience a loss.)

                            STRATEGY:   Invests exclusively in debt securities
                                        issued or guaranteed by the U.S.
                                        Government or its agencies or
                                        instrumentalities.  The Fund invests in
                                        a diversified portfolio of U.S.
                                        Government securities, including
                                        Treasury issues and mortgage-backed
                                        securities. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

                             FOUNDED:   1982

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY


PERFORMANCE SUMMARY - Class A Shares

           PER SHARE DATA
For the Six Months Ended September 30, 1999
-------------------------------------------
DIVIDENDS PAID                   $0.15
                                 =====
NET ASSET VALUE ON
   9/30/99                       $5.26
   3/31/99                        5.43
                                ------
CHANGE PER SHARE                $(0.17)
                                ======

Past performance is not necessarily indicative of future results.



                        TOTAL RETURN HISTORY


                              Average Annual Total Return
                              ---------------------------
                                  With          Without
Period                         Sales Load*   Sales Load**
------                        ------------  -------------
1-year period ended 9-30-99       -5.09%        -0.87%
5-year period ended 9-30-99        6.33%         7.25%
10-year period ended 9-30-99       7.16%         7.63%

Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1999, United Government Securities Fund, Inc. had net assets totaling $132,762,317 invested in a diversified portfolio.

As a shareholder of United Government Securities Fund, Inc., for every $100 you had invested on September 30, 1999, your Fund owned:

 $38.69  Federal National Mortgage Association Bonds
  21.71  Miscellaneous U.S. Government Backed Bonds
  14.85  Federal Home Loan Mortgage Corporation Bonds
  14.30  United States Treasury
   8.20  Government National Mortgage Association Bonds
   2.25  Cash and Cash Equivalents

THE INVESTMENTS OF
UNITED GOVERNMENT SECURITIES FUND, INC.
SEPTEMBER 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   11.0%, 1-1-2003 .......................   $    20 $     20,793
   7.5%, 9-1-2007 ........................        57       57,582
   6.5%, 9-25-2018 .......................     2,500    2,425,000
   7.0%, 1-15-2019 .......................     4,500    4,492,935
   6.25%, 1-15-2021 ......................     3,500    3,438,750
   8.0%, 2-1-2023 ........................     1,232    1,259,360
   6.5%, 11-1-2024 .......................     1,843    1,783,085
   7.0%, 12-1-2025 .......................     6,340    6,233,295
   Total .................................             19,710,800

 Federal National Mortgage Association:
   8.5%, 8-1-2001 ........................     3,527    3,540,852
   5.875%, 7-16-2003 .....................     2,000    1,949,680
   7.0%, 10-25-2003 ......................     5,108    5,062,915
   7.135%, 6-1-2007 ......................     5,589    5,651,757
   7.15%, 6-1-2007 .......................     2,267    2,294,808
   8.4%, 2-25-2009 .......................     4,322    4,432,362
   6.09%, 4-1-2009 .......................     3,986    3,757,300
   6.147%, 4-1-2009 ......................     3,037    2,851,794
   0.0%, 2-12-2018 .......................     2,500      707,925
   7.0%, 9-25-2020 .......................       500      499,375
   11.0%, 10-1-2020 ......................     2,064    2,298,255
   6.5%, 8-25-2021 .......................     7,000    6,838,160
   7.0%, 12-1-2023 .......................     5,689    5,589,237
   7.42%, 10-1-2025 ......................     6,051    5,891,653
   Total .................................             51,366,073

 Government National Mortgage Association:
   8.5%, 5-15-2023 .......................     2,088    2,230,979
   7.0%, 7-15-2023 .......................     2,708    2,664,459
   7.0%, 8-20-2027 .......................       726      708,931
   9.75%, 11-15-2028 .....................     2,911    3,215,447
   7.75%, 10-15-2031 .....................     1,966    2,066,503
   Total .................................             10,886,319

 United States Treasury:
   6.625%, 3-31-2002 .....................     1,000    1,020,940
   5.5%, 3-31-2003 .......................       500      495,235
   7.5%, 2-15-2005 .......................     4,000    4,275,000
   6.5%, 8-15-2005 .......................     2,500    2,559,775
   6.5%, 10-15-2006 ......................     8,500    8,691,250
   6.125%, 11-15-2027 ....................     2,000    1,942,180
   Total .................................             18,984,380


                See Notes to Schedule of Investments on page 8.

THE INVESTMENTS OF
UNITED GOVERNMENT SECURITIES FUND, INC.
SEPTEMBER 30, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
UNITED STATES GOVERNMENT SECURITIES (Continued)
 Miscellaneous United States Government
   Backed Securities:
   Federal Agricultural Mortgage Corporation
    Guaranteed Agricultural Mortgage-Backed
    Securities,
    7.066%, 1-25-2012  ...................   $ 6,853 $  6,621,844
   Tennessee Valley Authority,
    5.88%, 4-1-2036  .....................     7,750    7,435,815
   United States Department of Veterans Affairs,
    Guaranteed REMIC Pass-Through Certificates,
    Vendee Mortgage Trust:
    1997-2 Class C,
    7.5%, 8-15-2017  .....................     3,500    3,536,085
    1998-1 Class 2-B,
    7.0%, 6-15-2019  .....................     3,000    2,996,250
    1998-3 Class B,
    6.5%, 5-15-2020  .....................     1,500    1,467,645
    1999-1 Class 2-B,
    6.5%, 8-15-2020  .....................     3,000    2,940,930
   United States Government Guaranteed Development
    Company Participation Certificates,
    Series 1995-20 F, Guaranteed by the U.S.
    Small Business Administration (an
    Independent Agency of the United States),
    6.8%, 6-1-2015  ......................     3,925    3,828,903
    Total  ...............................             28,827,472

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 97.75%                                 $129,775,044
 (Cost: $131,217,102)

SHORT-TERM SECURITIES - 1.34%
 J.P. Morgan Securities Inc., 5.15% Repurchase
   Agreement dated 9-30-99, to be
   repurchased at $1,775,254 on 10-1-99* .     1,775 $  1,775,000
 (Cost: $1,775,000)

TOTAL INVESTMENT SECURITIES - 99.09%                 $131,550,044
 (Cost: $132,992,102)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.91%       1,212,273

NET ASSETS - 100.00%                                 $132,762,317

Notes to Schedule of Investments
*Collateralized by $1,510,000 U.S. Treasury Bonds, 8.125% due 8-15-2019; market value and accrued interest aggregate $1,802,536.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED GOVERNMENT SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities - at value
   (Notes 1 and 3) .................................     $131,550
 Cash   ............................................           25
 Receivables:
   Interest ........................................        1,612
   Fund shares sold ................................          105
   Investment securities sold ......................            1
 Prepaid insurance premium  ........................           11
                                                         --------
    Total assets  ..................................      133,304
                                                         --------
Liabilities
 Payable to Fund shareholders  .....................          390
 Dividends payable  ................................           74
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................           34
 Accrued service fee (Note 2)  .....................           26
 Accrued accounting services fee (Note 2)  .........            3
 Accrued management fee (Note 2)  ..................            2
 Accrued distribution fee (Note 2)  ................            1
 Other  ............................................           12
                                                         --------
    Total liabilities  .............................          542
                                                         --------
      Total net assets..............................     $132,762
                                                         ========
Net Assets
 $0.01 par value capital stock
   Capital stock ...................................     $    252
   Additional paid-in capital ......................      135,915
 Accumulated undistributed loss:
   Accumulated undistributed net realized loss on
    investment transactions  .......................       (1,963)
   Net unrealized depreciation in value of
    investments  ...................................       (1,442)
                                                         --------
    Net assets applicable to outstanding units
      of capital ...................................     $132,762
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $5.26
 Class Y  ..........................................        $5.26
Capital shares outstanding
 Class A  ..........................................       24,771
 Class Y  ..........................................          472
Capital shares authorized ..........................    3,000,000


                       See notes to financial statements.

UNITED GOVERNMENT SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1999
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............       $4,575
                                                           ------
 Expenses (Note 2):
   Investment management fee .......................          301
   Transfer agency and dividend disbursing - Class A          169
   Service fee - Class A ...........................          156
   Accounting services fee .........................           20
   Distribution fee - Class A ......................           14
   Audit fees ......................................            7
   Legal fees ......................................            6
   Custodian fees ..................................            5
   Shareholder servicing - Class Y .................            2
   Other ...........................................           78
                                                           ------
    Total expenses  ................................          758
                                                           ------
      Net investment income ........................        3,817
                                                           ------
Realized and Unrealized Loss on
 Investments (Notes 1 and 3)
 Realized net loss on investments ..................         (419)
 Unrealized depreciation in value of investments
   during the period ...............................       (3,821)
                                                           ------
    Net loss on investments  .......................       (4,240)
                                                           ------
      Net decrease in net assets resulting from
       operations  .................................       $ (423)
                                                           ======


                       See notes to financial statements.

UNITED GOVERNMENT SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)
                                          For the       For the
                                         six months   fiscal year
                                           ended         ended
                                       September 30,   March 31,
                                            1999          1999
Increase (Decrease) in Net Assets      -------------  -----------
 Operations:
   Net investment income ............        $3,817      $  7,892
   Realized net gain
     (loss) on investments  .........          (419)        1,192
   Unrealized depreciation  .........        (3,821)       (2,312)
                                           --------      --------
    Net increase (decrease) in net assets
      resulting from operations .....          (423)        6,772
                                           --------      --------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ..........................        (3,759)       (7,788)
   Class Y ..........................           (58)         (104)
                                           --------      --------
                                             (3,817)       (7,892)
                                           --------      --------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (2,651,211 and 6,970,185
      shares, respectively) .........        14,148        38,397
    Class Y (204,234 and 350,988
      shares, respectively) .........         1,076         1,930
   Proceeds from reinvestment of
    dividends:
    Class A (643,153 and 1,302,550
      shares, respectively) .........         3,419         7,154
    Class Y (10,113 and 18,673
      shares, respectively) .........            54           102
   Payments for shares redeemed:
    Class A (3,347,191 and 7,386,747
      shares, respectively) .........       (17,806)      (40,510)
    Class Y (63,873 and 520,971
      shares, respectively) .........          (337)       (2,854)
                                           --------      --------
    Net increase in net assets
      resulting from capital
      share transactions ............           554         4,219
                                           --------      --------
      Total increase (decrease) .....        (3,686)        3,099
Net Assets
 Beginning of period  ...............       136,448       133,349
                                           --------      --------
 End of period  .....................       132,762       136,448
                                           ========      ========
   Undistributed net investment income         $---          $---
                                               ====          ====
                 *See "Financial Highlights" on pages 12 - 13.
                       See notes to financial statements.

UNITED GOVERNMENT SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                   For the
                  six months  For the fiscal year ended March 31,
                     ended    -----------------------------------
                    9/30/99    1999   1998    1997   1996    1995
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $5.43   $5.46  $5.19   $5.32  $5.13   $5.23
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.15    0.32   0.33    0.33   0.34    0.32
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.17)  (0.03)  0.27   (0.13)  0.19   (0.10)
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......  (0.02)   0.29   0.60    0.20   0.53    0.22
                      -----   -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income  ...........  (0.15)  (0.32) (0.33)  (0.33) (0.34)  (0.32)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $5.26   $5.43  $5.46   $5.19  $5.32   $5.13
                      =====   =====  =====   =====  =====   =====
Total return* ......  -0.38%   5.44% 11.84%   3.75% 10.48%   4.49%
Net assets, end
 of period (in
 millions)  ........   $130    $134   $131    $129   $146    $150
Ratio of expenses
 to average net
 assets  ...........   1.13%** 0.96%  0.89%   0.91%  0.83%   0.82%
Ratio of net investment
 income to average
 net assets  .......   5.64%** 5.82%  6.14%   6.17%  6.34%   6.30%
Portfolio turnover
 rate  .............  11.64%  37.06% 35.18%  34.18% 63.05%  41.57%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.
                       See notes to financial statements.

UNITED GOVERNMENT SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                          For the
                    For the                                period
                        six  For the fiscal year             from
                     months    ended March 31,           9/27/95*
                      ended ----------------------        through
                    9/30/99    1999   1998    1997        3/31/96
                    ------- ------- ------  ------       --------
Net asset value,
 beginning of period  $5.43   $5.46  $5.19   $5.32          $5.33
                      -----   -----  -----   -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.16    0.33   0.34    0.34           0.17
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.17)  (0.03)  0.27   (0.13)         (0.01)
                      -----   -----  -----   -----          -----
Total from investment
 operations  .......  (0.01)   0.30   0.61    0.21           0.16
                      -----   -----  -----   -----          -----
Less dividends declared
 from net investment
 income  ...........  (0.16)  (0.33) (0.34)  (0.34)         (0.17)
                      -----   -----  -----   -----          -----
Net asset value,
 end of period  ....  $5.26   $5.43  $5.46   $5.19          $5.32
                      =====   =====  =====   =====          =====
Total return .......  -0.18%   5.71% 12.02%   3.99%          3.04%
Net assets, end of
 period (in
 millions)  ........     $3      $2     $2      $1             $1
Ratio of expenses
 to average net
 assets  ...........   0.76%** 0.68%  0.66%   0.67%          0.60%**
Ratio of net
 investment income
 to average net
 assets  ...........   6.01%** 6.10%  6.37%   6.41%          6.40%**
Portfolio
 turnover rate  ....  11.64%  37.06% 35.18%  34.18%         63.05%**

 *Commencement of operations.
 **Annualized.


                       See notes to financial statements.

UNITED GOVERNMENT SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

NOTE 1 -- Significant Accounting Policies

     United Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek as high a current income as is consistent with safety of principal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in options and futures contracts on those securities. Government debt securities are valued using a pricing system provided by a pricing service or dealer in bonds. Other securities are valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported, the average of the latest bid and asked prices. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis and includes differences between cost and face amount on principal reductions of securities. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E. Repurchase agreements -- Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. As of June 30, 1999, the fee is payable by the Fund at the annual rates of: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion. Prior to June 30, 1999, the fee consisted of a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion,
 .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                   Average
               Net Asset Level                 Annual Fee
          (all dollars in millions)       Rate for Each Level
          -------------------------       -------------------
          From $    0 to $   10                $      0
          From $   10 to $   25                $ 10,000
          From $   25 to $   50                $ 20,000
          From $   50 to $  100                $ 30,000
          From $  100 to $  200                $ 40,000
          From $  200 to $  350                $ 50,000
          From $  350 to $  550                $ 60,000
          From $  550 to $  750                $ 70,000
          From $  750 to $1,000                $ 85,000
               $1,000 and Over                 $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month and $0.75 for each shareholder check which was processed, plus $0.30 for each account on which a dividend or distribution of cash or shares was paid in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $237,280, out of which W&R paid sales commissions of $140,430 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $2,518, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of U.S. Government securities aggregated $23,645,824 while proceeds from maturities and sales aggregated $14,937,397. Purchases of short-term securities aggregated $876,977,000 while proceeds from maturities and sales aggregated $885,897,000.

     For Federal income tax purposes, cost of investments owned at September 30, 1999 was $132,992,102, resulting in net unrealized depreciation of $1,442,058, of which $1,400,434 related to appreciated securities and $2,842,492 to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $1,096,236 during the year ended March 31, 1999. This capital gain net income was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers aggregated $1,548,923 at March 31, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $515,470 at March 31, 2003; $343,195 at March 31, 2004; and $690,258 at March 31, 2005.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Only Class A and Class Y shares were issued during the six-month period ended September 30, 1999. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each Class of shares based on the value of their relative net assets as of the beginning of the day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Government Securities Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Government Securities Fund, Inc. (the "Fund") as of September 30, 1999, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 1999, and the financial highlights for the six-month period ended September 30, 1999, and for each of the five fiscal years in the period ended March 31, 1999. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United Government Securities Fund, Inc. as of September 30, 1999, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended March 31, 1999, and the financial highlights for the six-month period ended September 30, 1999, and for each of the five fiscal years in the period ended March 31, 1999 in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
November 5, 1999

                       Shareholder Meeting Results

A special meeting of United Government Securities Fund, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors:

                                                   Broker
                                For    Withhold   Non-Votes*
J. Concannon             13,152,809     431,210       0
J. Dillingham            13,152,728     431,291       0
D. Gardner               13,119,137     464,882       0
L. Graves                13,083,948     500,071       0
J. Harroz Jr.            13,121,539     462,480       0
J. Hayes                 13,078,915     505,104       0
R. Hechler               13,109,506     474,513       0
H. Herrmann              13,090,406     493,613       0
G. Johnson               13,056,484     527,535       0
W. Morgan                13,085,787     498,232       0
R. Reimer                13,113,356     470,663       0
F. Ross                  13,125,419     458,600       0
E. Schwartz              13,060,888     523,131       0
K. Tucker                13,125,892     458,127       0
F. Vogel                 13,152,809     431,210       0

Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year:

                                                   Broker
                   For      Against     Abstain   Non-Votes*
            12,879,241      109,553     595,225       0

Item 3. To approve or disapprove the amendment to the Fund's investment management agreement with Waddell & Reed Investment Management Company:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            11,987,091      780,555     810,575      5,798

Item 4. To approve or disapprove the amendment of the Fund's policy regarding securities lending:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            11,922,661      576,209   1,079,351      5,798

Item 5. To approve or disapprove the Fund's Articles of Incorporation to change the par value of Fund shares to $0.001:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            11,936,234      579,480   1,068,305       0

*Broker Non-Votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
James C. Cusser, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary




To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Accumulative Fund
United Asset Strategy Fund, Inc.
United Bond Fund
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Income Fund
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Science and Technology Fund
United Small Cap Fund, Inc.
United Vanguard Fund, Inc.




















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1011SA(9-99)

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